Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Carrying Amount	$ 1,787,781	$ 1,299,220
Hapag Lloyd [Member]
Concentration Risk, Percentage	24.00%	16.00%	24.00%
BP [Member]
Concentration Risk, Percentage	21.00%	28.00%
Cheniere [Member]
Concentration Risk, Percentage	16.00%	17.00%
HMM [Member]
Concentration Risk, Percentage	15.00%	18.00%	29.00%
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	$ 147,210
Long-Term Debt, Carrying Amount	169,115
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	215,071
Long-Term Debt, Carrying Amount	$ 276,640